Cover	Sep. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2026
Entity File Number	001-39885
Entity Registrant Name	VERSUS SYSTEMS INC.
Entity Central Index Key	0001701963
Entity Tax Identification Number	46-4542599
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3500 South DuPont Hwy.
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19901
City Area Code	604
Local Phone Number	639-4457
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	VS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false